Business Optimization Charges - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Discontinued operations	$ (8)	$ (101)
Cost of Sales
Restructuring Cost and Reserve [Line Items]
Costs associated with optimizing the cost structure	2	5	$ 18
Selling, General and Administrative Expenses
Restructuring Cost and Reserve [Line Items]
Costs associated with optimizing the cost structure	1	3	10
Research and Development Expenses
Restructuring Cost and Reserve [Line Items]
Costs associated with optimizing the cost structure	$ 22	$ 24	$ 16